UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Brian Curley, Ultimus Fund Solutions, LLC.

4221 North 203rd Street, Suite 100, Elkhorn, NE 68022

(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2619

Date of fiscal year end:	9/30

Date of reporting period:	9/30/25

This amended Form N-CSR is filed to add the Independent Registered Public Accounting Firm’s signature under “Report of Independent Registered Public Accounting Firm” on the Reports to Shareholder under Item 7(a).

Item 1. Reports to Stockholders.

(a)

Absolute Capital Asset Allocator Fund

Class A (AAMAX )

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about Absolute Capital Asset Allocator Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.abscapfunds.com/. You can also request this information by contacting us at 877-594-1249.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$186	1.76%

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Absolute Capital Asset Allocator Fund
Dow Jones Conservative Portfolio Index
Dow Jones Moderate Portfolio Index
Dow Jones Moderately Conservative Portfolio Index
$25,000
$20,000
$15,000
$10,000
$20,149
$16,633
$16,355
$13,135
12/18/15
09/30/16
09/30/17
09/30/18
09/30/19
09/30/20
09/30/21
09/30/22
09/30/23
09/30/24
09/30/25

	Absolute Capital Asset Allocator Fund	Dow Jones Conservative Portfolio Index	Dow Jones Moderate Portfolio Index	Dow Jones Moderately Conservative Portfolio Index
12/18/15	$10,000	$10,000	$10,000	$10,000
09/30/16	$10,160	$10,587	$10,941	$10,872
09/30/17	$11,267	$10,769	$12,044	$11,477
09/30/18	$12,088	$10,981	$12,854	$11,900
09/30/19	$11,748	$11,556	$13,350	$12,566
09/30/20	$11,921	$12,179	$14,215	$13,311
09/30/21	$13,821	$12,611	$16,800	$14,775
09/30/22	$11,560	$10,582	$13,758	$12,186
09/30/23	$12,585	$11,193	$15,167	$13,027
09/30/24	$14,918	$12,368	$18,295	$15,159
09/30/25	$16,633	$13,135	$20,149	$16,355

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

How did the Fund perform during the reporting period?

The Fund's Class A gained 11.50% for the period from October 1, 2024 through September 30, 2025.

The Fund surpassed both the Dow Jones Moderately Conservative Portfolio Index return of 7.89% and the Dow Jones Moderate Portfolio Index return of 10.14%

During the time period, the Fund increased assets by 24.8%.

The Fund’s portfolio holdings rotated over the course of the fiscal year to be more aggressively positioned.

• There was a continued increase in the utilization of individual securities. Several indexes had a small number of stocks that accounted for a significant percentage of the index. Individual securities aided in cost reduction and in reaching the Fund's desired sector weightings.

• Fund assets increased nicely, which helped aid in the overall cost reduction of the expense ratio.

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 18, 2015)
Absolute Capital Asset Allocator Fund	11.50%	6.89%	5.34%
Dow Jones Conservative Portfolio Index	6.20%	1.52%	2.83%
Dow Jones Moderate Portfolio Index	10.14%	7.23%	7.42%
Dow Jones Moderately Conservative Portfolio Index	7.89%	4.21%	5.16%

Fund Statistics

Net Assets	$60,890,262
Number of Portfolio Holdings	27
Advisory Fee	$523,226
Portfolio Turnover	78%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-6.6%
Materials	1.0%
Consumer Staples	2.3%
Fixed Income	3.0%
Communications	3.1%
Industrials	3.5%
Technology	3.6%
U.S. Treasury Obligations	8.2%
Financials	8.8%
Money Market Funds	10.7%
Equity	62.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Core Dividend ETF	8.3%
Vanguard S&P 500 Growth ETF	8.2%
United States Treasury Bill, 0.000%, 10/02/25	8.2%
SPDR S&P 1500 Value Tilt ETF	6.9%
Vanguard Communication Services ETF	6.4%
Technology Select Sector SPDR Fund	6.0%
Vanguard Russell 2000 ETF	5.0%
Vanguard S&P 500 ETF	4.0%
Vanguard Mid-Cap Growth ETF	3.9%
Goldman Sachs Group, Inc. (The)	3.8%

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.

Additional information is available on the Fund's website (https://www.abscapfunds.com/), including its:

Additional information is available on the Fund's website (https://www.abscapfunds.com/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Absolute Capital Asset Allocator Fund

Class A (AAMAX )

TSR-AR 093025-AAMAX

Absolute Capital Asset Allocator Fund

Institutional Class (AAMIX )

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about Absolute Capital Asset Allocator Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.abscapfunds.com/. You can also request this information by contacting us at 877-594-1249.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$160	1.51%

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Absolute Capital Asset Allocator Fund
Dow Jones Conservative Portfolio Index
Dow Jones Moderate Portfolio Index
Dow Jones Moderately Conservative Portfolio Index
$25,000
$20,000
$15,000
$10,000
$20,149
$16,734
$16,355
$13,135
12/18/15
09/30/16
09/30/17
09/30/18
09/30/19
09/30/20
09/30/21
09/30/22
09/30/23
09/30/24
09/30/25

	Absolute Capital Asset Allocator Fund	Dow Jones Conservative Portfolio Index	Dow Jones Moderate Portfolio Index	Dow Jones Moderately Conservative Portfolio Index
12/18/15	$10,000	$10,000	$10,000	$10,000
09/30/16	$10,160	$10,587	$10,941	$10,872
09/30/17	$11,267	$10,769	$12,044	$11,477
09/30/18	$12,088	$10,981	$12,854	$11,900
09/30/19	$11,748	$11,556	$13,350	$12,566
09/30/20	$11,937	$12,179	$14,215	$13,311
09/30/21	$13,839	$12,611	$16,800	$14,775
09/30/22	$11,575	$10,582	$13,758	$12,186
09/30/23	$12,602	$11,193	$15,167	$13,027
09/30/24	$14,963	$12,368	$18,295	$15,159
09/30/25	$16,734	$13,135	$20,149	$16,355

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

How did the Fund perform during the reporting period?

The Fund's Institutional Class gained 11.83% for the period from October 1, 2024 through September 30, 2025.

The Fund surpassed both the Dow Jones Moderately Conservative Portfolio Index return of 7.89% and the Dow Jones Moderate Portfolio Index return of 10.14%

During the time period, the Fund increased assets by 24.8%.

The Fund’s portfolio holdings rotated over the course of the fiscal year to be more aggressively positioned.

• There was a continued increase in the utilization of individual securities. Several indexes had a small number of stocks that accounted for a significant percentage of the index. Individual securities aided in cost reduction and in reaching the Fund's desired sector weightings.

• Fund assets increased nicely, which helped aid in the overall cost reduction of the expense ratio.

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 18, 2015)
Absolute Capital Asset Allocator Fund	11.83%	6.99%	5.40%
Dow Jones Conservative Portfolio Index	6.20%	1.52%	2.83%
Dow Jones Moderate Portfolio Index	10.14%	7.23%	7.42%
Dow Jones Moderately Conservative Portfolio Index	7.89%	4.21%	5.16%

Fund Statistics

Net Assets	$60,890,262
Number of Portfolio Holdings	27
Advisory Fee	$523,226
Portfolio Turnover	78%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-6.6%
Materials	1.0%
Consumer Staples	2.3%
Fixed Income	3.0%
Communications	3.1%
Industrials	3.5%
Technology	3.6%
U.S. Treasury Obligations	8.2%
Financials	8.8%
Money Market Funds	10.7%
Equity	62.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Core Dividend ETF	8.3%
Vanguard S&P 500 Growth ETF	8.2%
United States Treasury Bill, 0.000%, 10/02/25	8.2%
SPDR S&P 1500 Value Tilt ETF	6.9%
Vanguard Communication Services ETF	6.4%
Technology Select Sector SPDR Fund	6.0%
Vanguard Russell 2000 ETF	5.0%
Vanguard S&P 500 ETF	4.0%
Vanguard Mid-Cap Growth ETF	3.9%
Goldman Sachs Group, Inc. (The)	3.8%

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.

Additional information is available on the Fund's website (https://www.abscapfunds.com/), including its:

Additional information is available on the Fund's website (https://www.abscapfunds.com/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Absolute Capital Asset Allocator Fund

Institutional Class (AAMIX )

TSR-AR 093025-AAMIX

Absolute Capital Asset Allocator Fund

Investor Class (AAMCX )

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about Absolute Capital Asset Allocator Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.abscapfunds.com/. You can also request this information by contacting us at 877-594-1249.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$264	2.51%

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Absolute Capital Asset Allocator Fund
Dow Jones Conservative Portfolio Index
Dow Jones Moderate Portfolio Index
Dow Jones Moderately Conservative Portfolio Index
$25,000
$20,000
$15,000
$10,000
12/18/15
09/30/16
09/30/17
09/30/18
09/30/19
09/30/20
09/30/21
09/30/22
09/30/23
09/30/24
09/30/25
$20,149
$16,355
$15,491
$13,135

	Absolute Capital Asset Allocator Fund	Dow Jones Conservative Portfolio Index	Dow Jones Moderate Portfolio Index	Dow Jones Moderately Conservative Portfolio Index
12/18/15	$10,000	$10,000	$10,000	$10,000
09/30/16	$10,110	$10,587	$10,941	$10,872
09/30/17	$11,130	$10,769	$12,044	$11,477
09/30/18	$11,855	$10,981	$12,854	$11,900
09/30/19	$11,448	$11,556	$13,350	$12,566
09/30/20	$11,530	$12,179	$14,215	$13,311
09/30/21	$13,258	$12,611	$16,800	$14,775
09/30/22	$11,013	$10,582	$13,758	$12,186
09/30/23	$11,897	$11,193	$15,167	$13,027
09/30/24	$13,997	$12,368	$18,295	$15,159
09/30/25	$15,491	$13,135	$20,149	$16,355

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

How did the Fund perform during the reporting period?

The Fund's Investor Class gained 10.67% for the period from October 1, 2024 through September 30, 2025.

The Fund surpassed both the Dow Jones Moderately Conservative Portfolio Index return of 7.89% and the Dow Jones Moderate Portfolio Index return of 10.14%

During the time period, the Fund increased assets by 24.8%.

The Fund’s portfolio holdings rotated over the course of the fiscal year to be more aggressively positioned.

• There was a continued increase in the utilization of individual securities. Several indexes had a small number of stocks that accounted for a significant percentage of the index. Individual securities aided in cost reduction and in reaching the Fund's desired sector weightings.

• Fund assets increased nicely, which helped aid in the overall cost reduction of the expense ratio.

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 18, 2015)
Absolute Capital Asset Allocator Fund	10.67%	6.08%	4.57%
Dow Jones Conservative Portfolio Index	6.20%	1.52%	2.83%
Dow Jones Moderate Portfolio Index	10.14%	7.23%	7.42%
Dow Jones Moderately Conservative Portfolio Index	7.89%	4.21%	5.16%

Fund Statistics

Net Assets	$60,890,262
Number of Portfolio Holdings	27
Advisory Fee	$523,226
Portfolio Turnover	78%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-6.6%
Materials	1.0%
Consumer Staples	2.3%
Fixed Income	3.0%
Communications	3.1%
Industrials	3.5%
Technology	3.6%
U.S. Treasury Obligations	8.2%
Financials	8.8%
Money Market Funds	10.7%
Equity	62.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Core Dividend ETF	8.3%
Vanguard S&P 500 Growth ETF	8.2%
United States Treasury Bill, 0.000%, 10/02/25	8.2%
SPDR S&P 1500 Value Tilt ETF	6.9%
Vanguard Communication Services ETF	6.4%
Technology Select Sector SPDR Fund	6.0%
Vanguard Russell 2000 ETF	5.0%
Vanguard S&P 500 ETF	4.0%
Vanguard Mid-Cap Growth ETF	3.9%
Goldman Sachs Group, Inc. (The)	3.8%

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.

Additional information is available on the Fund's website (https://www.abscapfunds.com/), including its:

Additional information is available on the Fund's website (https://www.abscapfunds.com/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Absolute Capital Asset Allocator Fund

Investor Class (AAMCX )

TSR-AR 093025-AAMCX

Absolute Capital Defender Fund

Class A (ACMAX )

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about Absolute Capital Defender Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.abscapfunds.com/. You can also request this information by contacting us at 877-594-1249.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$206	1.97%

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Absolute Capital Defender Fund
Dow Jones Conservative Portfolio Index
Dow Jones Moderate Portfolio Index
Dow Jones Moderately Conservative Portfolio Index
$25,000
$20,000
$15,000
$10,000
$5,000
$20,149
$16,355
$14,243
$13,135
Dec-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	Absolute Capital Defender Fund	Dow Jones Conservative Portfolio Index	Dow Jones Moderate Portfolio Index	Dow Jones Moderately Conservative Portfolio Index
Dec-2015	$9,425	$10,000	$10,000	$10,000
Sep-2016	$9,293	$10,587	$10,941	$10,872
Sep-2017	$10,185	$10,769	$12,044	$11,477
Sep-2018	$10,717	$10,981	$12,854	$11,900
Sep-2019	$10,377	$11,556	$13,350	$12,566
Sep-2020	$10,556	$12,179	$14,215	$13,311
Sep-2021	$12,010	$12,611	$16,800	$14,775
Sep-2022	$10,588	$10,582	$13,758	$12,186
Sep-2023	$11,273	$11,193	$15,167	$13,027
Sep-2024	$13,041	$12,368	$18,295	$15,159
Sep-2025	$14,243	$13,135	$20,149	$16,355

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

How did the Fund perform during the reporting period?

The Fund's Class A gained 9.21% for the period from October 1, 2024 through September 30, 2025.

The Fund surpassed both the Dow Jones Conservative Portfolio Index return of 6.20% and the Dow Jones Moderately Conservative Portfolio Index return of 7.89%.

During the time period, the Fund increased assets by 4.1%.

The Fund’s portfolio holdings rotated over the course of the fiscal year to be more aggressively positioned.

• There was a continued increase in the utilization of individual securities. Several indexes had a small number of stocks that accounted for a significant percentage of the index. Individual securities aided in cost reduction and in reaching the Fund's desired sector weightings.

• As Fund assets continue to rise, this should help position the Fund to further reduce the expense ratio.

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 18, 2015)
Absolute Capital Defender Fund	9.21%	6.17%	4.31%
Dow Jones Conservative Portfolio Index	6.20%	1.52%	2.83%
Dow Jones Moderate Portfolio Index	10.14%	7.23%	7.42%
Dow Jones Moderately Conservative Portfolio Index	7.89%	4.21%	5.16%

Fund Statistics

Net Assets	$27,728,483
Number of Portfolio Holdings	26
Advisory Fee (net of waivers)	$260,837
Portfolio Turnover	78%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.9%
Industrials	1.0%
Materials	1.1%
Consumer Staples	1.7%
Communications	1.7%
Fixed Income	2.8%
Technology	3.7%
Money Market Funds	7.1%
Financials	8.7%
U.S. Treasury Obligations	16.6%
Equity	57.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR S&P 1500 Value Tilt ETF	10.7%
iShares Core Dividend ETF	9.4%
United States Treasury Bill, 0.000%, 10/02/25	9.0%
iShares Morningstar Value ETF	6.7%
Vanguard Communication Services ETF	5.6%
Invesco S&P 500 Revenue ETF	5.4%
United States Treasury Note, 3.875%, 12/31/27	5.1%
Vanguard Consumer Staples ETF	3.5%
Technology Select Sector SPDR Fund	3.5%
Goldman Sachs Group, Inc. (The)	3.4%

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.

Additional information is available on the Fund's website (https://www.abscapfunds.com/), including its:

Additional information is available on the Fund's website (https://www.abscapfunds.com/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Absolute Capital Defender Fund

Class A (ACMAX )

TSR-AR 093025-ACMAX

Absolute Capital Defender Fund

Institutional Class (ACMIX )

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about Absolute Capital Defender Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.abscapfunds.com/. You can also request this information by contacting us at 877-594-1249.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$181	1.73%

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Absolute Capital Defender Fund
Dow Jones Conservative Portfolio Index
Dow Jones Moderate Portfolio Index
Dow Jones Moderately Conservative Portfolio Index
$25,000
$20,000
$15,000
$10,000
$5,000
$20,149
$16,355
$15,195
$13,135
Dec-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	Absolute Capital Defender Fund	Dow Jones Conservative Portfolio Index	Dow Jones Moderate Portfolio Index	Dow Jones Moderately Conservative Portfolio Index
Dec-2015	$10,000	$10,000	$10,000	$10,000
Sep-2016	$9,860	$10,587	$10,941	$10,872
Sep-2017	$10,806	$10,769	$12,044	$11,477
Sep-2018	$11,371	$10,981	$12,854	$11,900
Sep-2019	$11,010	$11,556	$13,350	$12,566
Sep-2020	$11,221	$12,179	$14,215	$13,311
Sep-2021	$12,767	$12,611	$16,800	$14,775
Sep-2022	$11,256	$10,582	$13,758	$12,186
Sep-2023	$11,984	$11,193	$15,167	$13,027
Sep-2024	$13,876	$12,368	$18,295	$15,159
Sep-2025	$15,195	$13,135	$20,149	$16,355

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

How did the Fund perform during the reporting period?

The Fund's Institutional Class gained 9.51% for the period from October 1, 2024 through September 30, 2025.

The Fund surpassed both the Dow Jones Conservative Portfolio Index return of 6.20% and the Dow Jones Moderately Conservative Portfolio Index return of 7.89%.

During the time period, the Fund increased assets by 4.1%.

The Fund’s portfolio holdings rotated over the course of the fiscal year to be more aggressively positioned.

• There was a continued increase in the utilization of individual securities. Several indexes had a small number of stocks that accounted for a significant percentage of the index. Individual securities aided in cost reduction and in reaching the Fund's desired sector weightings.

• As Fund assets continue to rise, this should help position the Fund to further reduce the expense ratio.

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 18, 2015)
Absolute Capital Defender Fund	9.51%	6.25%	4.37%
Dow Jones Conservative Portfolio Index	6.20%	1.52%	2.83%
Dow Jones Moderate Portfolio Index	10.14%	7.23%	7.42%
Dow Jones Moderately Conservative Portfolio Index	7.89%	4.21%	5.16%

Fund Statistics

Net Assets	$27,728,483
Number of Portfolio Holdings	26
Advisory Fee (net of waivers)	$260,837
Portfolio Turnover	78%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.9%
Industrials	1.0%
Materials	1.1%
Consumer Staples	1.7%
Communications	1.7%
Fixed Income	2.8%
Technology	3.7%
Money Market Funds	7.1%
Financials	8.7%
U.S. Treasury Obligations	16.6%
Equity	57.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR S&P 1500 Value Tilt ETF	10.7%
iShares Core Dividend ETF	9.4%
United States Treasury Bill, 0.000%, 10/02/25	9.0%
iShares Morningstar Value ETF	6.7%
Vanguard Communication Services ETF	5.6%
Invesco S&P 500 Revenue ETF	5.4%
United States Treasury Note, 3.875%, 12/31/27	5.1%
Vanguard Consumer Staples ETF	3.5%
Technology Select Sector SPDR Fund	3.5%
Goldman Sachs Group, Inc. (The)	3.4%

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.

Additional information is available on the Fund's website (https://www.abscapfunds.com/), including its:

Additional information is available on the Fund's website (https://www.abscapfunds.com/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Absolute Capital Defender Fund

Institutional Class (ACMIX )

TSR-AR 093025-ACMIX

Absolute Capital Defender Fund

Investor Class (ACMDX )

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about Absolute Capital Defender Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.abscapfunds.com/. You can also request this information by contacting us at 877-594-1249.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$284	2.73%

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Absolute Capital Defender Fund
Dow Jones Conservative Portfolio Index
Dow Jones Moderate Portfolio Index
Dow Jones Moderately Conservative Portfolio Index
$25,000
$20,000
$15,000
$10,000
$5,000
$20,149
$16,355
$14,056
$13,135
Dec-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	Absolute Capital Defender Fund	Dow Jones Conservative Portfolio Index	Dow Jones Moderate Portfolio Index	Dow Jones Moderately Conservative Portfolio Index
Dec-2015	$10,000	$10,000	$10,000	$10,000
Sep-2016	$9,810	$10,587	$10,941	$10,872
Sep-2017	$10,671	$10,769	$12,044	$11,477
Sep-2018	$11,152	$10,981	$12,854	$11,900
Sep-2019	$10,705	$11,556	$13,350	$12,566
Sep-2020	$10,816	$12,179	$14,215	$13,311
Sep-2021	$12,219	$12,611	$16,800	$14,775
Sep-2022	$10,691	$10,582	$13,758	$12,186
Sep-2023	$11,296	$11,193	$15,167	$13,027
Sep-2024	$12,965	$12,368	$18,295	$15,159
Sep-2025	$14,056	$13,135	$20,149	$16,355

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

How did the Fund perform during the reporting period?

The Fund's Investor Class gained 8.42% for the period from October 1, 2024 through September 30, 2025.

The Fund surpassed both the Dow Jones Conservative Portfolio Index return of 6.20% and the Dow Jones Moderately Conservative Portfolio Index return of 7.89%.

During the time period, the Fund increased assets by 4.1%.

The Fund’s portfolio holdings rotated over the course of the fiscal year to be more aggressively positioned.

• There was a continued increase in the utilization of individual securities. Several indexes had a small number of stocks that accounted for a significant percentage of the index. Individual securities aided in cost reduction and in reaching the Fund's desired sector weightings.

• As Fund assets continue to rise, this should help position the Fund to further reduce the expense ratio.

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 18, 2015)
Absolute Capital Defender Fund	8.42%	5.38%	3.54%
Dow Jones Conservative Portfolio Index	6.20%	1.52%	2.83%
Dow Jones Moderate Portfolio Index	10.14%	7.23%	7.42%
Dow Jones Moderately Conservative Portfolio Index	7.89%	4.21%	5.16%

Fund Statistics

Net Assets	$27,728,483
Number of Portfolio Holdings	26
Advisory Fee (net of waivers)	$260,837
Portfolio Turnover	78%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.9%
Industrials	1.0%
Materials	1.1%
Consumer Staples	1.7%
Communications	1.7%
Fixed Income	2.8%
Technology	3.7%
Money Market Funds	7.1%
Financials	8.7%
U.S. Treasury Obligations	16.6%
Equity	57.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR S&P 1500 Value Tilt ETF	10.7%
iShares Core Dividend ETF	9.4%
United States Treasury Bill, 0.000%, 10/02/25	9.0%
iShares Morningstar Value ETF	6.7%
Vanguard Communication Services ETF	5.6%
Invesco S&P 500 Revenue ETF	5.4%
United States Treasury Note, 3.875%, 12/31/27	5.1%
Vanguard Consumer Staples ETF	3.5%
Technology Select Sector SPDR Fund	3.5%
Goldman Sachs Group, Inc. (The)	3.4%

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.

Additional information is available on the Fund's website (https://www.abscapfunds.com/), including its:

Additional information is available on the Fund's website (https://www.abscapfunds.com/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Absolute Capital Defender Fund

Investor Class (ACMDX )

TSR-AR 093025-ACMDX

The Teberg Fund

No-Load Class (TEBRX)

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about The Teberg Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.abscapfunds.com. You can also request this information by contacting us at 1-866-209-1964.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
No-Load Class	$191	1.78%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

The Teberg Fund - No-Load Class
S&P 500® Index
Dow Jones Moderately Aggressive Portfolio Index
Dow Jones Aggressive Portfolio Index
$50,000
$40,000
$30,000
$20,000
$10,000
$41,530
$32,681
$30,210
$24,864
09/30/15
09/30/16
09/30/17
09/30/18
09/30/19
09/30/20
09/30/21
09/30/22
09/30/23
09/30/24
09/30/25

	The Teberg Fund - No-Load Class	S&P 500® Index	Dow Jones Moderately Aggressive Portfolio Index	Dow Jones Aggressive Portfolio Index
09/30/15	$10,000	$10,000	$10,000	$10,000
09/30/16	$10,725	$11,543	$11,217	$11,364
09/30/17	$12,234	$13,691	$12,828	$13,463
09/30/18	$13,540	$16,143	$14,033	$15,060
09/30/19	$13,749	$16,830	$14,323	$15,124
09/30/20	$15,491	$19,380	$15,295	$16,185
09/30/21	$20,660	$25,194	$19,195	$21,518
09/30/22	$16,143	$21,296	$15,570	$17,101
09/30/23	$20,683	$25,900	$17,729	$20,131
09/30/24	$28,685	$35,315	$22,002	$25,940
09/30/25	$32,681	$41,530	$24,864	$30,210

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

How did the Fund perform during the reporting period?

The Fund's No-Load Class gained 13.93% for the period from October 1, 2024 through September 30, 2025.

The Fund surpassed the Dow Jones Moderately Aggressive Portfolio Index return of 13.01% and was lower than the Dow Jones Aggressive Portfolio Index return of 16.46%.

During the time period, the Fund increased assets by 52.1%.

All but one holding in the Fund’s portfolio achieved a positive one-year gain.

The exception was a regional banking exchange-traded fund (ETF) purchased near the end of the period. This ETF was one of four added to the portfolio in the last two months of the period, with the three others achieving modest gains in this short time frame.

The growth in the technology sector during the period accounted for much of the Fund’s performance. The Fund’s top performer was a semiconductor ETF first purchased in 2016, which is the Fund’s largest position. It achieved a period return of over 32%. Another technology-related ETF and one tracking the financial industry were also near the top with returns of more than 20%.

In all, eight holdings produced double-digit gains. Four represented the largest positions in the portfolio, which boosted their impact on the Fund and contributed to its overall fund return for the period.

Fund assets increased nicely, which helped aid in the overall cost reduction of the expense ratio.

Average Annual Total Returns

	1 Year	5 Years	10 Years
The Teberg Fund - No-Load Class	13.93%	16.10%	12.57%
Dow Jones Aggressive Portfolio Index	16.46%	13.29%	11.69%
Dow Jones Industrial Average®	11.50%	12.98%	13.50%
Dow Jones Moderately Aggressive Portfolio Index	13.01%	10.21%	9.54%
S&P 500® Index	17.60%	16.47%	15.30%

Fund Statistics

Net Assets	$73,346,078
Number of Portfolio Holdings	18
Advisory Fee (net of waivers)	$623,349
Portfolio Turnover	2%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Fixed Income	1.4%
Money Market Funds	2.2%
U.S. Treasury Obligations	7.1%
Financials	9.2%
Equity	80.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
VanEck Semiconductor ETF	20.8%
Invesco QQQ Trust Series 1 ETF	17.5%
Berkshire Hathaway, Inc., Class A	9.2%
SPDR S&P 500 ETF	8.8%
iShares Semiconductor ETF	8.7%
SPDR Dow Jones Industrial Average ETF	7.2%
United States Treasury Bill, 0.000%, 10/02/25	7.1%
iShares Core S&P Small-Cap ETF	3.1%
Financial Select Sector SPDR ETF	3.0%
iShares Russell 2000 ETF	2.9%

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.

Additional information is available on the Fund's website (www.abscapfunds.com), including its:

Additional information is available on the Fund's website (www.abscapfunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

The Teberg Fund

No-Load Class (TEBRX)

TSR-AR 093025-TEBRX

The Teberg Fund

Investor Class (ABSTX)

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about The Teberg Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.abscapfunds.com. You can also request this information by contacting us at 1-866-209-1964.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$286	2.70%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

The Teberg Fund - Investor Class
S&P 500® Index
Dow Jones Moderately Aggressive Portfolio Index
Dow Jones Aggressive Portfolio Index
$50,000
$40,000
$30,000
$20,000
$10,000
$41,530
$32,260
$30,210
$24,864
09/30/15
09/30/16
09/30/17
09/30/18
09/30/19
09/30/20
09/30/21
09/30/22
09/30/23
09/30/24
09/30/25

	The Teberg Fund - Investor Class	S&P 500® Index	Dow Jones Moderately Aggressive Portfolio Index	Dow Jones Aggressive Portfolio Index
09/30/15	$10,000	$10,000	$10,000	$10,000
09/30/16	$10,725	$11,543	$11,217	$11,364
09/30/17	$12,234	$13,691	$12,828	$13,463
09/30/18	$13,540	$16,143	$14,033	$15,060
09/30/19	$13,749	$16,830	$14,323	$15,124
09/30/20	$15,491	$19,380	$15,295	$16,185
09/30/21	$20,660	$25,194	$19,195	$21,518
09/30/22	$16,143	$21,296	$15,570	$17,101
09/30/23	$20,683	$25,900	$17,729	$20,131
09/30/24	$28,581	$35,315	$22,002	$25,940
09/30/25	$32,260	$41,530	$24,864	$30,210

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

How did the Fund perform during the reporting period?

The Fund's Investor Class gained 12.87% for the period from October 1, 2024 through September 30, 2025.

The Fund surpassed the Dow Jones Moderately Aggressive Portfolio Index return of 13.01% and was lower than the Dow Jones Aggressive Portfolio Index return of 16.46%.

During the time period, the Fund increased assets by 52.1%.

All but one holding in the Fund’s portfolio achieved a positive one-year gain.

The exception was a regional banking exchange-traded fund (ETF) purchased near the end of the period. This ETF was one of four added to the portfolio in the last two months of the period, with the three others achieving modest gains in this short time frame.

The growth in the technology sector during the period accounted for much of the Fund’s performance. The Fund’s top performer was a semiconductor ETF first purchased in 2016, which is the Fund’s largest position. It achieved a period return of over 32%. Another technology-related ETF and one tracking the financial industry were also near the top with returns of more than 20%.

In all, eight holdings produced double-digit gains. Four represented the largest positions in the portfolio, which boosted their impact on the Fund and contributed to its overall fund return for the period.

Fund assets increased nicely, which helped aid in the overall cost reduction of the expense ratio.

Average Annual Total Returns

	1 Year	5 Years	10 Years
The Teberg Fund - Investor Class	12.87%	15.80%	12.43%
Dow Jones Aggressive Portfolio Index	16.46%	13.29%	11.69%
Dow Jones Industrial Average®	11.50%	12.98%	13.50%
Dow Jones Moderately Aggressive Portfolio Index	13.01%	10.21%	9.54%
S&P 500® Index	17.60%	16.47%	15.30%

Fund Statistics

Net Assets	$73,346,078
Number of Portfolio Holdings	18
Advisory Fee (net of waivers)	$623,349
Portfolio Turnover	2%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Fixed Income	1.4%
Money Market Funds	2.2%
U.S. Treasury Obligations	7.1%
Financials	9.2%
Equity	80.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
VanEck Semiconductor ETF	20.8%
Invesco QQQ Trust Series 1 ETF	17.5%
Berkshire Hathaway, Inc., Class A	9.2%
SPDR S&P 500 ETF	8.8%
iShares Semiconductor ETF	8.7%
SPDR Dow Jones Industrial Average ETF	7.2%
United States Treasury Bill, 0.000%, 10/02/25	7.1%
iShares Core S&P Small-Cap ETF	3.1%
Financial Select Sector SPDR ETF	3.0%
iShares Russell 2000 ETF	2.9%

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.

Additional information is available on the Fund's website (www.abscapfunds.com), including its:

Additional information is available on the Fund's website (www.abscapfunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

The Teberg Fund

Investor Class (ABSTX)

TSR-AR 093025-ABSTX

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	Not applicable

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	Not applicable

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1)	The Registrant’s board of trustees has determined that Mark H. Taylor is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Taylor is independent for purposes of this Item 3.

(a)(2)	Not applicable.

(a)(3)	Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant's principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2025 – $45,000

2024 – $30,000

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2025 – $10,250

2024 – $7,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended September 30, 2024 and 2025, respectively.

(e)(1)

The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)

All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the fiscal years ended September 30, 2024 and 2025, respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Companies.

Not applicable to open-end investment companies.

Item 6. Investments.

Schedule of investments in securities of unaffiliated issuers is included under Item 7.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Annual Financial Statements

& Additional Information

September 30, 2025

Absolute Capital Asset Allocator Fund

Class A Shares (AAMAX)

Institutional Class Shares (AAMIX)

Investor Class Shares (AAMCX)

Absolute Capital Defender Fund

Class A Shares (ACMAX)

Institutional Class Shares (ACMIX)

Investor Class Shares (ACMDX)

The Teberg Fund

No-Load Shares (TEBRX)

Investor Shares (ABSTX)

1-877-594-1249

www.abscapfunds.com

ABSOLUTE CAPITAL ASSET ALLOCATOR FUND

SCHEDULE OF INVESTMENTS

September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 22.3%
	ASSET MANAGEMENT - 0.9%
3,300	Blackstone, Inc.	$563,805

	BANKING - 1.6%
3,000	JPMorgan Chase & Company	946,290

	CHEMICALS - 1.0%
2,200	Ecolab, Inc.	602,492

	DIVERSIFIED INDUSTRIALS - 0.9%
2,200	Illinois Tool Works, Inc.	573,672

	ENGINEERING & CONSTRUCTION - 2.5%
3,700	Quanta Services, Inc.	1,533,354

	INSTITUTIONAL FINANCIAL SERVICES - 3.8%
2,900	Goldman Sachs Group, Inc. (The)	2,309,415

	INSURANCE - 2.6%
3,100	Berkshire Hathaway, Inc., Class B(a)	1,558,494

	INTERNET MEDIA & SERVICES - 3.1%
1,600	Netflix, Inc.(a)	1,918,272

	RETAIL - CONSUMER STAPLES - 2.3%
1,500	Costco Wholesale Corporation	1,388,445

	SOFTWARE - 1.2%
1,400	Microsoft Corporation	725,130

See accompanying notes to financial statements.

ABSOLUTE CAPITAL ASSET ALLOCATOR FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 22.3% (Continued)
	TECHNOLOGY SERVICES - 2.4%
4,300	Visa, Inc., Class A	$1,467,934

	TOTAL COMMON STOCKS (Cost $10,618,334)	13,587,303

	EXCHANGE-TRADED FUNDS — 65.4%
	EQUITY - 62.4%
45,000	Franklin International Core Dividend Tilt Index ETF	1,678,950
96,600	iShares Core Dividend ETF	5,047,350
15,400	iShares Morningstar Growth ETF	1,606,220
20,700	SPDR S&P 1500 Value Tilt ETF	4,225,311
12,300	SPDR S&P Biotech ETF	1,232,460
13,000	Technology Select Sector SPDR Fund	3,664,180
20,800	Vanguard Communication Services ETF	3,904,784
7,000	Vanguard Consumer Staples ETF	1,496,110
31,700	Vanguard FTSE All-World ex-US ETF	2,262,429
8,000	Vanguard Mid-Cap Growth ETF	2,350,320
31,200	Vanguard Russell 2000 ETF	3,051,984
4,000	Vanguard S&P 500 ETF	2,449,520
11,500	Vanguard S&P 500 Growth ETF	5,007,790
		37,977,408
	FIXED INCOME - 3.0%
36,100	Janus Henderson AAA CLO ETF	1,833,158

	TOTAL EXCHANGE-TRADED FUNDS (Cost $34,867,596)	39,810,566

See accompanying notes to financial statements.

ABSOLUTE CAPITAL ASSET ALLOCATOR FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 18.9%
	MONEY MARKET FUNDS - 10.7%
6,511,741	First American Government Obligations Fund, Class X, 4.05%(b)			$6,511,741

Principal Amount ($)		Yield (%)	Maturity
	U.S. TREASURY BILLS — 8.2%
5,000,000	United States Treasury Bill	2.03	10/02/25	4,999,443

	TOTAL SHORT-TERM INVESTMENTS (Cost $11,511,165)			11,511,184

	TOTAL INVESTMENTS - 106.6% (Cost $56,997,095)			$64,909,053
	LIABILITIES IN EXCESS OF OTHER ASSETS - (6.6)%			(4,018,791)
	NET ASSETS - 100.0%			$60,890,262

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2025.

See accompanying notes to financial statements.

ABSOLUTE CAPITAL DEFENDER FUND

SCHEDULE OF INVESTMENTS

September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 17.9%
	ASSET MANAGEMENT - 2.5%
4,100	Blackstone, Inc.	$700,485

	CHEMICALS - 1.1%
1,100	Ecolab, Inc.	301,246

	DIVERSIFIED INDUSTRIALS - 1.1%
1,100	Illinois Tool Works, Inc.	286,836

	INSTITUTIONAL FINANCIAL SERVICES - 3.5%
1,200	Goldman Sachs Group, Inc. (The)	955,620

	INSURANCE - 2.7%
1,500	Berkshire Hathaway, Inc., Class B(a)	754,110

	INTERNET MEDIA & SERVICES - 1.7%
400	Netflix, Inc.(a)	479,568

	RETAIL - CONSUMER STAPLES - 1.7%
500	Costco Wholesale Corporation	462,815

	SOFTWARE - 2.4%
1,300	Microsoft Corporation	673,335

	TECHNOLOGY SERVICES - 1.2%
1,000	Visa, Inc., Class A	341,380

	TOTAL COMMON STOCKS (Cost $3,876,378)	4,955,395

	EXCHANGE-TRADED FUNDS — 60.3%
	EQUITY - 57.5%
13,500	Invesco S&P 500 Revenue ETF	1,493,910
50,000	iShares Core Dividend ETF	2,612,500

See accompanying notes to financial statements.

ABSOLUTE CAPITAL DEFENDER FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 60.3% (Continued)
	EQUITY - 57.5% (Continued)
14,000	iShares Currency Hedged MSCI EAFE ETF			$554,540
20,500	iShares Morningstar Value ETF			1,845,410
14,500	SPDR S&P 1500 Value Tilt ETF			2,959,759
3,400	Technology Select Sector SPDR Fund			958,324
8,200	Vanguard Communication Services ETF			1,539,386
4,500	Vanguard Consumer Staples ETF			961,785
11,200	Vanguard FTSE All-World ex-US ETF			799,344
2,800	Vanguard Mid-Cap Growth ETF			822,612
8,100	Vanguard Russell 2000 ETF			792,342
1,000	Vanguard S&P 500 ETF			612,380
				15,952,292
	FIXED INCOME - 2.8%
15,000	Janus Henderson AAA CLO ETF			761,700

	TOTAL EXCHANGE-TRADED FUNDS (Cost $14,541,048)			16,713,992

Principal Amount ($)		Coupon Rate (%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 7.6%
	U.S. TREASURY NOTES — 7.6%
700,000	United States Treasury Note	4.3750	12/15/26	705,687
1,400,000	United States Treasury Note	3.8750	12/31/27	1,408,094

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $2,093,591)			2,113,781

See accompanying notes to financial statements.

ABSOLUTE CAPITAL DEFENDER FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 16.1%
	MONEY MARKET FUNDS - 7.1%
1,966,003	First American Government Obligations Fund, Class X, 4.05%(b)			$1,966,003

Principal Amount ($)		Yield (%)	Maturity
	U.S. TREASURY BILLS — 9.0%
2,500,000	United States Treasury Bill	2.03	10/02/25	2,499,722

	TOTAL SHORT-TERM INVESTMENTS (Cost $4,465,715)			4,465,725

	TOTAL INVESTMENTS - 101.9% (Cost $24,976,732)			$28,248,893
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.9)%			(520,410)
	NET ASSETS - 100.0%			$27,728,483

EAFE	- Europe, Australasia and Far East
ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2025.

See accompanying notes to financial statements.

THE TEBERG FUND

SCHEDULE OF INVESTMENTS

September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 9.2%
	INSURANCE - 9.2%
9	Berkshire Hathaway, Inc., Class A (Cost $3,495,973)(a)	$6,787,800

	EXCHANGE-TRADED FUNDS — 81.0%
	EQUITY - 79.6%
41,000	Financial Select Sector SPDR ETF	2,208,670
21,400	Invesco QQQ Trust Series 1 ETF	12,847,918
19,600	iShares Core Dividend ETF	1,024,100
18,999	iShares Core S&P Small-Cap ETF	2,257,651
8,674	iShares Russell 2000 ETF	2,098,761
23,550	iShares Semiconductor ETF	6,384,876
2,500	iShares U.S. Aerospace & Defense ETF	523,150
11,400	SPDR Dow Jones Industrial Average ETF	5,286,636
5,200	SPDR S&P 1500 Value Tilt ETF	1,061,431
9,720	SPDR S&P 500 ETF	6,475,270
23,400	SPDR S&P Regional Banking ETF	1,481,220
5,300	Technology Select Sector SPDR Fund	1,493,858
46,684	VanEck Semiconductor ETF(a)	15,235,790
		58,379,331
	FIXED INCOME - 1.4%
17,100	Vanguard Short-Term Treasury ETF	1,006,335

	TOTAL EXCHANGE-TRADED FUNDS (Cost $24,102,606)	59,385,666

	EXCHANGE-TRADED NOTES — 0.4%
	EQUITY - 0.4%
4,000	MicroSectors FANG+ ETNs (Cost $247,590)(a)	279,920

See accompanying notes to financial statements.

THE TEBERG FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 9.3%
	MONEY MARKET FUNDS - 2.2%
1,638,380	First American Government Obligations Fund, Class X, 4.05%(b)			$1,638,380

Principal Amount ($)		Yield (%)	Maturity
	U.S. TREASURY BILLS — 7.1%
5,200,000	United States Treasury Bill	2.03	10/02/25	5,199,421

	TOTAL SHORT-TERM INVESTMENTS (Cost $6,837,781)			6,837,801

	TOTAL INVESTMENTS – 99.9% (Cost $34,683,950)			$73,291,187
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%			54,891
	NET ASSETS - 100.0%			$73,346,078

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2025.

See accompanying notes to financial statements.

Absolute Funds

Statements of Assets and Liabilities

September 30, 2025

	Absolute Capital Asset Allocator Fund	Absolute Capital Defender Fund	The Teberg Fund
ASSETS
Investment securities, at cost	$56,997,095	$24,976,732	$34,683,950
Investment securities, at value	$64,909,053	$28,248,893	$73,291,187
Receivable for Fund shares sold	126,120	49	88,751
Dividends and interest receivable	32,480	33,771	57,548
Prepaid expenses and other assets	23,341	20,652	27,357
TOTAL ASSETS	65,090,994	28,303,365	73,464,843

LIABILITIES
Payable for investments purchased	4,074,159	507,973	-
Fund shares redeemed	1,959	2,145	-
Payable to Advisor	44,603	16,467	62,530
Distribution fees (12b-1) payable	44,999	16,031	29,945
Payable to Related Parties	12,009	9,502	9,293
Accrued expenses and other liabilities	23,003	22,764	16,997
TOTAL LIABILITIES	4,200,732	574,882	118,765
NET ASSETS	$60,890,262	$27,728,483	$73,346,078

Net Assets Consist Of:
Paid in capital	$51,703,255	$23,922,383	$34,999,849
Accumulated earnings	9,187,007	3,806,100	38,346,229
NET ASSETS	$60,890,262	$27,728,483	$73,346,078

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$3,106,105	$3,167,696	$-
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	247,207	263,600	-
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$12.56	$12.02	$-
Maximum offering price per share (maximum sales charge of 5.75%)	$13.33	$12.75	$-

Institutional Class Shares:
Net Assets	$2,670,522	$5,619,908	$-
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	211,577	467,600	-
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$12.62	$12.02	$-

Investor Class Shares:
Net Assets	$55,113,635	$18,940,879	$27,004,367
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	4,717,712	1,686,853	985,115
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$11.68	$11.23	$27.41

No-Load Class Shares:
Net Assets	$-	$-	$46,341,711
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	-	-	1,668,832
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$-	$-	$27.77

See accompanying notes to financial statements.

Absolute Funds

Statements of Operations

For the Year Ended September 30, 2025

	Absolute Capital Asset Allocator Fund	Absolute Capital Defender Fund	The Teberg Fund
INVESTMENT INCOME
Dividends	$577,528	$301,402	$399,878
Interest	439,544	354,351	342,439
TOTAL INVESTMENT INCOME	1,017,072	655,753	742,317

EXPENSES
Investment advisory fees	523,226	260,837	706,331
Distribution (12b-1) fees:
Class A	7,454	8,323	-
Investor Class	464,081	174,428	138,013
No-Load Class	-	-	106,763
Administrative services fees	68,275	53,734	67,686
Transfer agent fees	39,302	35,289	30,629
Registration fees	34,147	24,898	28,173
Accounting services fees	28,848	24,090	26,980
Trustees fees and expenses	22,676	21,749	18,179
Audit fees	20,491	18,073	20,094
Legal fees	14,763	14,254	18,519
Compliance officer fees	13,766	9,645	19,667
Printing and postage expenses	11,054	6,816	15,636
Custodian fees	5,238	5,026	9,022
Insurance expense	2,299	2,158	5,619
Third party administrative servicing fees	3,264	3,713	2,313
Other expenses	4,110	4,102	2,994
TOTAL EXPENSES	1,262,994	667,135	1,216,618

Less: Fees waived by the Advisor	-	(33,902)	(82,982)
NET EXPENSES	1,262,994	633,233	1,133,636

NET INVESTMENT INCOME/(LOSS)	(245,922)	22,520	(391,319)

REALIZED AND UNREALIZED GAIN FROM INVESTMENTS
Net realized gain from investments	1,549,908	578,177	79,553
Distributions received from underlying investment companies	-	-	25,440
Net realized gain	1,549,908	578,177	104,993
Net change in unrealized appreciation	4,290,612	1,563,180	8,765,135

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS INVESTMENTS	5,840,520	2,141,357	8,870,128

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,594,598	$2,163,877	$8,478,809

See accompanying notes to financial statements.

Absolute Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Absolute Capital Asset Allocator Fund		Absolute Capital Defender Fund		The Teberg Fund^
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2025	Period* Ended September 30, 2024	Year Ended March 31, 2024
FROM OPERATIONS
Net investment income/(loss)	$(245,922)	$(81,321)	$22,520	$206,612	$(391,319)	$(170,582)	$(242,906)
Net realized gain from investments and securities sold short	1,549,908	3,497,732	578,177	1,937,454	79,553	1,055,096	1,033,610
Distributions received from underlying investment companies	-	-	-	-	25,440	59,543	142,846
Net change in unrealized appreciation on investments	4,290,612	3,490,422	1,563,180	1,518,118	8,765,135	1,975,623	10,675,203
Net increase in net assets resulting from operations	5,594,598	6,906,833	2,163,877	3,662,184	8,478,809	2,919,680	11,608,753

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid
Class A	(100,826)	-	(139,988)	-	-	-	-
Institutional Class	(98,437)	-	(208,849)	-	-	-	-
Investor Class	(1,551,660)	-	(581,661)	-	(142,194)	-	-
No-Load Class	-	-	-	-	(695,592)	-	-
Net decrease in net assets from distributions to shareholders	(1,750,923)	-	(930,498)	-	(837,786)	-	-

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold
Class A	131,324	918,822	261,221	1,598,497	-	-	-
Institutional Class	1,697,798	3,262,806	5,109,310	5,444,537	-	-	-
Investor Class	17,095,877	12,862,804	5,187,433	3,892,564	19,833,475	5,001,192	22
No-Load Class	-	-	-	-	1,217,660	574,454	675,741
Net asset value of shares issued in reinvestment of distributions:
Class A	100,816	-	139,844	-	-	-	-
Institutional Class	98,437	-	208,849	-	-	-	-
Investor Class	1,545,534	-	575,934	-	142,194	-	-
No-Load Class	-	-	-	-	691,616	-	-
Payments for shares redeemed
Class A	(393,355)	(5,557,408)	(1,099,938)	(8,867,066)	-	-	-
Institutional Class	(2,198,153)	(518,245)	(5,119,950)	(601,639)	-	-	-
Investor Class	(8,933,520)	(6,914,164)	(4,702,444)	(5,670,090)	(805,899)	(4,612)	-
No-Load Class	-	-	-	-	(3,563,337)	(1,378,963)	(3,592,437)
Net increase/(decrease) in net assets from capital share transactions	9,144,758	4,054,615	560,259	(4,203,197)	17,515,709	4,192,071	(2,916,674)

TOTAL INCREASE/(DECREASE) IN NET ASSETS	12,988,433	10,961,448	1,793,638	(541,013)	25,156,732	7,111,751	8,692,079

NET ASSETS
Beginning of Year/Period	47,901,829	36,940,381	25,934,845	26,475,858	48,189,346	41,077,595	32,385,516
End of Year/Period	$60,890,262	$47,901,829	$27,728,483	$25,934,845	$73,346,078	$48,189,346	$41,077,595

CAPITAL SHARE ACTIVITY
Class A
Shares Sold	11,124	86,923	23,033	154,784	-	-	-
Shares Reinvested	8,624	-	12,486	-	-	-	-
Shares Redeemed	(34,478)	(505,730)	(99,098)	(830,586)	-	-	-
Net decrease in shares outstanding	(14,730)	(418,807)	(63,579)	(675,802)	-	-	-

Institutional Class
Shares Sold	140,371	290,987	438,310	506,313	-	-	-
Shares Reinvested	8,399	-	18,681	-	-	-	-
Shares Redeemed	(182,347)	(45,834)	(440,448)	(55,257)	-	-	-
Net increase/(decrease) in shares outstanding	(33,577)	245,153	16,543	451,056	-	-	-

Investor Class
Shares Sold	1,548,260	1,252,040	488,162	384,907	801,375	211,309	1
Shares Reinvested	141,403	-	54,695	-	5,743	-	-
Shares Redeemed	(814,763)	(665,932)	(444,308)	(571,192)	(33,125)	(188)	-
Net increase/(decrease) in shares outstanding	874,900	586,108	98,549	(186,285)	773,993	211,121	1

No-Load Class
Shares Sold	-	-	-	-	48,900	23,936	33,726
Shares Reinvested	-	-	-	-	27,773	-	-
Shares Redeemed	-	-	-	-	(143,082)	(58,081)	(186,859)
Net decrease in shares outstanding	-	-	-	-	(66,409)	(34,145)	(153,133)

^	The Teberg Fund’s Investor Class shares commenced operations on February 29, 2024.
*	Effective November 27, 2023, The Teberg Fund changed its fiscal year end to September 30.

See accompanying notes to financial statements.

Absolute Funds

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Capital Stock Outstanding Throughout each Year

	Absolute Capital Asset Allocator Fund
	Class A
	Year Ended September 30, 2025	Year Ended September 30, 2024		Year Ended September 30, 2023		Year Ended September 30, 2022		Year Ended September 30, 2021
Net Asset Value, Beginning of Year	$11.64	$9.82		$9.02		$11.71		$10.10

Activity from investment operations:
Net investment income/(loss)(1,6)	0.02	0.04		0.03		(0.03)		(0.02)
Net realized and unrealized gain/(loss) on investments	1.29	1.78		0.77		(1.67)		1.63
Total from investment operations	1.31	1.82		0.80		(1.70)		1.61

Less distributions from:
Net realized gains	(0.39)	-		-		(0.99)		-

Net Asset Value, End of Year	$12.56	$11.64		$9.82		$9.02		$11.71

Total Return(2)	11.50%	18.53%		8.87%		(16.36)%		15.94%

Net Assets, At End of Year (000s)	$3,106	$3,049		$6,687		$6,554		$10,226

Ratio of gross expenses to average net assets(5)	1.76%	1.82	%(3)	1.93	%(3)	2.07	%(4)	2.02	%(4)
Ratio of net expenses to average net assets(5)	1.76%	1.94%		1.95%		1.95%		1.95%
Ratio of net investment income/(loss) to average net assets(5,6)	0.16%	0.38%		0.32%		(0.23)%		(0.21)%
Portfolio Turnover Rate	78%	207%		159%		228%		219%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.
(2)	Total returns shown exclude the effect of applicable sales charges. Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the advisor not waived fees and/or reimbursed a portion of its expenses, total returns would have been lower.
(3)	Represents the ratio of expenses to average net assets absent of the advisor’s recapture of waived/reimbursed fees from prior periods.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.
(5)	The ratios of expenses to average net assets and net investment income/(loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(6)	Recognition of net investment income/(loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Absolute Funds

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Capital Stock Outstanding Throughout each Year

	Absolute Capital Asset Allocator Fund
	Institutional Class
	Year Ended September 30, 2025	Year Ended September 30, 2024		Year Ended September 30, 2023		Year Ended September 30, 2022		Year Ended September 30, 2021
Net Asset Value, Beginning of Year	$11.66	$9.82		$9.02		$11.71		$10.10

Activity from investment operations:
Net investment income(1,7)	0.05	0.11		0.16		0.11		0.15
Net realized and unrealized gain/(loss) on investments	1.30	1.73		0.64		(1.81)		1.46
Total from investment operations	1.35	1.84		0.80		(1.70)		1.61

Less distributions from:
Net realized gains	(0.39)	-		-		(0.99)		-

Net Asset Value, End of Year	$12.62	$11.66		$9.82		$9.02		$11.71

Total Return(2)	11.83%	18.74%		8.87%		(16.36)%		15.94%

Net Assets, At End of Year (000s)	$2,671	$2,859		$12.62	(3)	$11.59	(3)	$13.85	(3)

Ratio of gross expenses to average net assets(6)	1.51%	1.54	%(4)	1.68	%(4)	1.82	%(5)	1.77	%(5)
Ratio of net expenses to average net assets(6)	1.51%	1.54%		1.70%		1.70%		1.70%
Ratio of net investment income to average net assets(6,7)	0.40%	0.97%		0.57%		0.02%		0.04%
Portfolio Turnover Rate	78%	207%		159%		228%		219%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.
(2)	Total returns shown exclude the effect of applicable sales charges. Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the advisor not waived fees and/or reimbursed a portion of its expenses, total returns would have been lower.
(3)	Actual net asset value.
(4)	Represents the ratio of expenses to average net assets absent of the advisor’s recapture of reimbursed fees from prior periods.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.
(6)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(7)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Absolute Funds

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Capital Stock Outstanding Throughout each Year

	Absolute Capital Asset Allocator Fund
	Investor Class
	Year Ended September 30, 2025	Year Ended September 30, 2024		Year Ended September 30, 2023		Year Ended September 30, 2022		Year Ended September 30, 2021
Net Asset Value, Beginning of Year	$10.93	$9.29		$8.60		$11.28		$9.81

Activity from investment operations:
Net investment loss(1,6)	(0.06)	(0.03)		(0.04)		(0.10)		(0.11)
Net realized and unrealized gain/(loss) on investments	1.20	1.67		0.73		(1.59)		1.58
Total from investment operations	1.14	1.64		0.69		(1.69)		1.47

Less distributions from:
Net realized gains	(0.39)	-		-		(0.99)		-

Net Asset Value, End of Year	$11.68	$10.93		$9.29		$8.60		$11.28

Total Return(2)	10.67%	17.65%		8.02%		(16.93)%		14.98%

Net Assets, At End of Year (000s)	$55,114	$41,994		$30,254		$21,815		$20,931

Ratio of gross expenses to average net assets(5)	2.51%	2.56	%(3)	2.67	%(3)	2.81	%(4)	2.78	%(4)
Ratio of net expenses to average net assets(5)	2.51%	2.69%		2.70%		2.70%		2.70%
Ratio of net investment loss to average net assets(5,6)	(0.57)%	(0.31)%		(0.40)%		(0.94)%		(0.96)%
Portfolio Turnover Rate	78%	207%		159%		228%		219%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.
(2)	Total returns shown exclude the effect of applicable sales charges. Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the advisor not waived fees and/or reimbursed a portion of its expenses, total returns would have been lower.
(3)	Represents the ratio of expenses to average net assets absent of the advisor’s recapture of waived/reimbursed fees from prior periods.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.
(5)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(6)	Recognition of net investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Absolute Funds

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Capital Stock Outstanding Throughout each Year

	Absolute Capital Defender Fund
	Class A
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net Asset Value, Beginning of Year	$11.43	$9.88	$9.28	$11.48	$10.09

Activity from investment operations:
Net investment income/(loss)(1,5)	0.06	0.13	0.07	(0.03)	(0.01)
Net realized and unrealized gain/(loss) on investments & securities sold short	0.96	1.42	0.53	(1.16)	1.40
Total from investment operations	1.02	1.55	0.60	(1.19)	1.39

Less distributions from:
Net investment income	(0.12)	-	-	-	-
Net realized gains	(0.31)	-	-	(1.01)	-
Total distributions	(0.43)	-	-	(1.01)	-

Net Asset Value, End of Year	$12.02	$11.43	$9.88	$9.28	$11.48

Total Return(2)	9.21%	15.69%	6.47%	(11.84)%	13.78%

Net Assets, At End of Year (000s)	$3,168	$3,740	$9,908	$10,736	$11,917

Ratio of gross expenses to average net assets(3,4)	2.10%	2.13%	2.12%	2.17%	2.20%
Ratio of net expenses to average net assets(4)	1.97%	1.95%	1.95%	1.95%	1.95%
Ratio of net investment income/(loss) to average net assets(4,5)	0.54%	1.26%	0.75%	(0.32)%	(0.09)%
Portfolio Turnover Rate	78%	207%	170%	263%	183%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.
(2)	Total returns shown exclude the effect of applicable sales charges. Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the advisor not waived fees and/or reimbursed a portion of its expenses, total returns would have been lower.
(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.
(4)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(5)	Recognition of net investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Absolute Funds

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Capital Stock Outstanding Throughout each Year

	Absolute Capital Defender Fund
	Institutional Class
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net Asset Value, Beginning of Year	$11.44	$9.88	$9.28	$11.48	$10.09

Activity from investment operations:
Net investment income(1,6)	0.09	0.16	0.14	0.10	0.15
Net realized and unrealized gain/(loss) on investments & securities sold short	0.96	1.40	0.46	(1.29)	1.24
Total from investment operations	1.05	1.56	0.60	(1.19)	1.39

Less distributions from:
Net investment income	(0.16)	-	-	-	-
Net realized gains	(0.31)	-	-	(1.01)	-
Total distributions	(0.47)	-	-	(1.01)	-

Net Asset Value, End of Year	$12.02	$11.44	$9.88	$9.28	$11.48

Total Return(2)	9.51%	15.79%	6.47%	(11.84)%	13.78%

Net Assets, At End of Year (000s)	$5,620	$5,162	$11.99 (3)	$11.27 (3)	$12.78 (3)

Ratio of gross expenses to average net assets(4,5)	1.85%	1.92%	1.87%	1.92%	1.95%
Ratio of net expenses to average net assets(5)	1.73%	1.71%	1.70%	1.70%	1.70%
Ratio of net investment income/(loss) to average net assets(5,6)	0.75%	1.46%	1.00%	(0.07)%	0.16%
Portfolio Turnover Rate	78%	207%	170%	263%	183%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.
(2)	Total returns shown exclude the effect of applicable sales charges. Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the advisor not waived fees and/or reimbursed a portion of its expenses, total returns would have been lower.
(3)	Actual net asset amount.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.
(5)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(6)	Recognition of net investment income/(loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Absolute Funds

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Capital Stock Outstanding Throughout each Year

	Absolute Capital Defender Fund
	Investor Class
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net Asset Value, Beginning of Year	$10.72	$9.34	$8.84	$11.06	$9.79

Activity from investment operations:
Net investment income/(loss)(1,5)	(0.02)	0.05	0.00 (6)	(0.10)	(0.09)
Net realized and unrealized gain/(loss) on investments & securities sold short	0.90	1.33	0.50	(1.11)	1.36
Total from investment operations	0.88	1.38	0.50	(1.21)	1.27

Less distributions from:
Net investment income	(0.06)	-	-	-	-
Net realized gains	(0.31)	-	-	(1.01)	-
Total distributions	(0.37)	-	-	(1.01)	-

Net Asset Value, End of Year	$11.23	$10.72	$9.34	$8.84	$11.06

Total Return(2)	8.42%	14.78%	5.66%	(12.50)%	12.97%

Net Assets, At End of Year (000s)	$18,941	$17,033	$16,568	$13,064	$9,751

Ratio of gross expenses to average net assets(3,4)	2.86%	2.90%	2.86%	2.92%	2.95%
Ratio of net expenses to average net assets(4)	2.73%	2.70%	2.70%	2.70%	2.70%
Ratio of net investment income/(loss) to average net assets(4,5)	(0.20)%	0.49%	0.01%	(1.03)%	(0.83)%
Portfolio Turnover Rate	78%	207%	170%	263%	183%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.
(2)	Total returns shown exclude the effect of applicable sales charges. Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the advisor not waived fees and/or reimbursed a portion of its expenses, total returns would have been lower.
(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.
(4)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(5)	Recognition of net investment income/(loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(6)	Amount represents less than $0.01.

See accompanying notes to financial statements.

Absolute Funds

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Capital Stock Outstanding Throughout each Year/Period

	The Teberg Fund
	No-Load Class
	Year Ended September 30, 2025	Period* Ended September 30, 2024		Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Net Asset Value, Beginning of Year/Period	$24.77	$23.22		$16.85	$18.32	$16.99	$10.37

Activity from investment operations:
Net investment loss(1,2)	(0.12)	(0.09)		(0.13)	(0.05)	(0.10)	(0.01)
Net realized and unrealized gain/(loss) on investments	3.52	1.64		6.50	(1.42)	1.43	6.70
Total from investment operations	3.40	1.55		6.37	(1.47)	1.33	6.69

Less distributions from:
Net investment income	-	-		-	-	-	(0.07)
Net realized gains	(0.40)	-		-	-	-	-
Total distributions	(0.40)	-		-	-	-	(0.07)

Net Asset Value, End of Year/Period	$27.77	$24.77		$23.22	$16.85	$18.32	$16.99

Total Return(3)	13.93%	6.68	%(7)	37.80%	(8.02)%	7.83%	64.61%

Net Assets, At End of Year/Period (000s)	$46,342	$42,979		$41,078	$32,386	$37,350	$36,101

Ratio of gross expenses to average net assets(4,5)	1.97%	2.12	%(6)	2.18%	2.18%	2.03%	2.16%
Ratio of net expenses to average net assets(5)	1.78%	1.75	%(6)	1.75%	1.75%	1.75%	1.75%
Ratio of net investment loss to average net assets(2,5)	(0.48)%	(0.77	)%(6)	(0.69)%	(0.33)%	(0.55)%	(0.04)%
Portfolio Turnover Rate	1.80%	0.17	%(7)	0.48%	0.60%	3.52%	1.13%

*	Effective November 27, 2023, the Fund changed its fiscal year end to September 30.
(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.
(2)	Recognition of net investment income/(loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Total returns shown exclude the effect of applicable sales charges. Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the advisor not waived fees and/or reimbursed a portion of its expenses, total returns would have been lower.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.
(5)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(6)	Annualized.
(7)	Not annualized.

See accompanying notes to financial statements.

Absolute Funds

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Capital Stock Outstanding Throughout each Year/Period

	The Teberg Fund
	Investor Class
	Year Ended September 30, 2025	Period* Ended September 30, 2024		Period^ Ended March 31, 2024
Net Asset Value, Beginning of Year/Period	$24.68	$23.22		$22.44

Activity from investment operations:
Net investment income/(loss)(1,2)	(0.34)	(0.13)		0.00	(3)
Net realized and unrealized gain on investments	3.47	1.59		0.78
Total from investment operations	3.13	1.46		0.78

Less distributions from:
Net realized gains	(0.40)	-		-

Net Asset Value, End of Year/Period	$27.41	$24.68		$23.22

Total Return(4)	12.87%	6.29	%(5)	3.48	%(5)

Net Assets, At End of Year/Period (000s)	$27,004	$5,210		$23	(6)

Ratio of gross expenses to average net assets(7,8)	2.70%	2.87	%(9)	2.93	%(9)
Ratio of net expenses to average net assets(8)	2.70%	2.70	%(9)	2.70	%(9)
Ratio of net investment loss to average net assets(2,8)	(1.35)%	(1.08	)%(9)	(1.64	)%(9)
Portfolio Turnover Rate	1.80%	0.17	%(5)	0.48	%(5)

^	The Fund’s Investor Class commenced operations on February 29, 2024.
*	Effective November 27, 2023, the Fund changed its fiscal year end to September 30.
(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	Recognition of net investment income/(loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Amount represents less than $0.01.
(4)	Total returns shown exclude the effect of applicable sales charges. Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the advisor not waived fees and/or reimbursed a portion of its expenses, total returns would have been lower.
(5)	Not annualized.
(6)	Actual net asset amount.
(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.
(8)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(9)	Annualized.

See accompanying notes to financial statements.

Absolute Funds

NOTES TO FINANCIAL STATEMENTS

September 30, 2025

1.	ORGANIZATION

Absolute Capital Asset Allocator Fund (the “Allocator Fund”), Absolute Capital Defender Fund (the “Defender Fund”), and The Teberg Fund (the “Teberg Fund”), comprising the Absolute Funds (each a “Fund” and collectively, the “Funds”), are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a statutory trust organized under laws of Delaware on December 5, 2011, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The investment objective of the Allocator Fund and the Defender Fund is long-term capital appreciation, and the investment objective of the Teberg Fund is to maximize total return (capital appreciation plus income).

The Allocator Fund and the Defender Fund each offer Class A, Institutional Class, and Investor Class shares, which commenced operations on December 18, 2015. The Teberg Fund offers the No-Load Class and Investor Class shares. No-Load Class shares commenced operations on April 1, 2002 and Investor Class shares commenced operations on February 29, 2024. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Investor Class, Institutional Class, and No-Load Class shares are offered at net asset value. Each share class represents an interest in the same assets of the applicable Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to any distribution and/or shareholder servicing plans. Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

At a meeting of the Audit Committee of the Trust’s Board of Trustees (the “Board”) held on November 27, 2023, the fiscal year end of the Teberg Fund was moved to September 30.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including Accounting Standards Update 2013-08.

Operating Segments – The Funds have adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect any Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Each Fund’s CODM is comprised of the portfolio managers and Chief Financial Officer of the Trust. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities are valued at the mean between the current bid and ask prices on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Debt securities, including U.S. government obligation (other than short-term obligations) not traded on an exchange, are valued each day by an independent pricing service approved by the Board based on methods which include consideration of yields or prices of securities of

Absolute Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2025

comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.

Each Fund may hold investments, such as private investments, interest in commodity pools, other non-traded securities or temporarily illiquid investments, for which market quotations are not readily available or are determined to be unreliable. These investments will be valued using the “fair value” procedures approved by the Board. The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – Fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Board, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Board to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the Board shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value pursuant to the methods established by the boards of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that each Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing

Absolute Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2025

each Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2025 for each Fund’s investments measured at fair value:

Allocator Fund

Assets	Level 1	Level 2	Level 3	Total
Investments *
Common Stocks	$13,587,303	$-	$-	$13,587,303
Exchange-Traded Funds	39,810,566	-	-	39,810,566
Short-Term Investments	6,511,741	4,999,443	-	11,511,184
Total Investments	$59,909,610	$4,999,443	$-	$64,909,053

Defender Fund

Assets	Level 1	Level 2	Level 3	Total
Investments *
Common Stocks	$4,955,395	$-	$-	$4,955,395
Exchange-Traded Funds	16,713,992	-	-	16,713,992
U.S. Government & Agencies	-	2,113,781	-	2,113,781
Short-Term Investments	1,966,003	2,499,722	-	4,465,725
Total Investments	$23,635,390	$4,613,503	$-	$28,248,893

Teberg Fund

Investments *
Common Stocks	$6,787,800	$-	$-	$6,787,800
Exchange-Traded Funds	59,385,666	-	-	59,385,666
Exchange-Traded Notes	279,920	-	-	279,920
Short-Term Investment	1,638,380	5,199,421	-	6,837,801
Total Investments	$68,091,766	$5,199,421	$-	$73,291,187

*	Refer to the Schedules of Investments for classification.

The Funds did not hold any Level 3 securities during the year ended September 30, 2025.

Exchange Traded Funds (“ETFs”) and Exchange Traded Notes (“ETNs”) – Each Fund may invest in ETFs and ETNs. ETFs and ETNs are a type of fund bought and sold on a securities exchange. Both an ETF and an ETN trade like common stock and represent a fixed portfolio of securities. The risks of owning an ETF and ETN generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF and ETN could result in it being more volatile. Additionally, ETFs and ETNs are subject to investment advisory or management and other expenses, which will be indirectly paid by the Funds. Each is subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which will magnify losses. ETNs are subject to default risks.

Security Transactions and Investment Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over

Absolute Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2025

the lives of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income and net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment. Temporary differences do not require reclassification.

Federal Income Taxes – Each Fund qualifies as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions on returns filed for the open tax periods ended September 30, 2022-September 30, 2024 for the Allocator Fund and Defender Fund, the open tax periods ended March 31, 2023-March 31, 2024 and September 30, 2024 for the Teberg Fund, or expected to be taken in each Fund’s September 30, 2025 year-end tax returns. The Funds identify their major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS AND ASSOCIATED RISKS

For the year ended September 30, 2025, the aggregate purchases and sales of investments (excluding short-term investments and U.S. government securities) were:

	Purchases	Sales
Allocator Fund	$45,419,281	$33,079,210
Defender Fund	18,435,886	15,496,669
Teberg Fund	15,719,630	882,787

Principal Investment Risks: As with all mutual funds, there is the risk that you could lose money through your investment in a Fund. Each Fund is not intended to be a complete investment program. Many factors affect each Fund’s net asset value and performance.

●	Emerging Market Risk: A Fund may invest in countries with newly organized or less developed securities markets. There are typically greater risks involved in investing in emerging markets securities. Generally, economic structures in these countries are less diverse and mature than those in developed countries and their political systems tend to be less stable. Emerging market countries may have different regulatory, accounting, auditing, and financial reporting and

Absolute Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2025

record keeping standards and may have material limitations on Public Company Accounting Oversight Board inspection, investigation, and enforcement. Therefore, the availability and reliability of information material to an investment decision, particularly financial information, in emerging market companies may be limited in scope and reliability as compared to information provided by U.S. companies. Emerging market economies may be based on only a few industries, therefore security issuers, including governments, may be more susceptible to economic weakness and more likely to default. Emerging market countries also may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. A Fund’s performance may depend on issues other than those that affect U.S. companies and may be adversely affected by different rights and remedies associated with emerging market investments, or the lack thereof, compared to those associated with U.S. companies. Investments in emerging markets countries may be affected by government policies that restrict foreign investment in certain issuers or industries. The potentially smaller size of their securities markets and lower trading volumes can make investments relatively illiquid and potentially more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines. Due to this relative lack of liquidity, a Fund may have to accept a lower price or may not be able to sell a portfolio security at all. An inability to sell a portfolio position can adversely affect a Fund’s value or prevent a Fund from being able to meet cash obligations or take advantage of other investment opportunities.

●	Exchange Traded Notes: Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer risk.

●	Management Risk: The net asset value of each Fund changes daily based on the performance of the securities and derivatives in which they invest. The advisor’s judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Funds invest (long or short) may prove to be incorrect and may not produce the desired results.

●	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increase the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region, or financial market. Securities in a Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change or climate-related events, pandemics, epidemics, terrorism, tariffs and trade wars, regulatory events, and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

●	Portfolio Turnover Risk: A higher portfolio turnover may result in higher transactional and brokerage costs associated with the turnover which may reduce a Fund’s returns, unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase a Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.

●	Underlying Funds Risk: The Funds invest in Underlying Funds. As a result, your cost of investing in a Fund will be higher than the cost of investing directly in Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. You will indirectly bear fees and expenses charged by the Underlying Funds in addition to a Fund’s direct fees and expenses. When the Funds invest in Underlying Funds that use margin, leverage, short sales and other forms of financial derivatives, such as options and futures, an investment in a Fund may be more volatile than investments in other mutual funds. Short sales are speculative investments and will cause the Funds to lose money if the value of a security sold short by a Fund, or an Underlying Fund in which the Fund invests, does not go down as the advisor expects.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Absolute Capital Management, LLC serves as each Fund’s investment advisor (the “Advisor”). First Associated Investment Advisors, Inc. (the “Sub-Advisor”) serves as investment sub-adviser to the Teberg Fund. Pursuant to an advisory agreement with the Trust on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of each Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, each Fund pays the Advisor a fee computed and accrued daily and paid monthly, based on each Fund’s average daily net assets and is computed at the annual rate of 1.00% for the Allocator

Absolute Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2025

and Defender Funds, and 1.25% for the Teberg Fund. Pursuant to the advisory agreement, the Allocator Fund, Defender Fund, and Teberg Fund accrued $523,226, $260,837, and $706,331, respectively, in advisory fees for the year ended September 30, 2025.

The Advisor has entered into a contractual agreement (the “Waiver Agreement”) with each Fund under which it has agreed to waive its fees and reimburse expenses of the Funds, if necessary, in an amount that limits Total Annual Fund Operating Expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor))) to the following percentages of average daily net assets through at least February 1, 2026:

	Allocator Fund	Defender Fund	Teberg Fund
Class A	1.95%	1.99%	N/A
Institutional Class	1.75%	1.74%	N/A
Investor Class	2.70%	2.74%	2.74%
No-Load Class	N/A	N/A	1.79%

Prior to February 1, 2025, the expense limitations were as follows for the Defender Fund and the Teberg Fund:

	Defender Fund	Teberg Fund
Class A	1.95%	N/A
Institutional Class	1.70%	N/A
Investor Class	2.70%	2.70%
No-Load Class	N/A	1.75%

These fee waivers and expense reimbursements are subject to possible recoupment from each Fund in future years on a rolling three-year basis (within three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits or the expense limits in place at the time of recoupment. The Board may terminate the Waiver Agreement at any time on 60 days’ written notice to the Advisor. For the year ended September 30, 2025, the Advisor waived fees and/or reimbursed expenses in the amount of $33,902 and $82,982 for the Defender Fund and Teberg Fund, respectively, pursuant to the Waiver Agreement.

Cumulative waivers and expense reimbursements subject to the aforementioned reimbursements will expire as follows:

	Defender Fund	Teberg Fund
9/30/2026	$41,165	$-
3/31/2027	$-	$29,418
9/30/2027	$49,691	$78,020
9/30/2028	$33,902	$82,982

During the year ended September 30, 2025, $54,156 of previously waived fees expired unrecouped for the Defender Fund.

The Board, on behalf of the Funds, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans for each of Class A, Investor Class, and No-Load Class shares (the “Plans”) pursuant to Rule 12b -1 under the 1940 Act. The Plans provide that a monthly service and/or distribution fee is calculated by each Fund at an annual rate of 0.25%, 1.00%, and 0.25% of the average daily net assets attributable to Class A, Investor Class, and No-Load Class shares, respectively. The fee is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing distribution-related activities or services and/or maintenance of each Fund’s shareholder accounts, not otherwise required to be provided by the Advisor. For the year ended September 30, 2025, pursuant to the Plans, Allocator Fund Class A and Investor Class paid $7,454 and $464,081, respectively; Defender Fund Class A and Investor Class paid $8,323 and $174,428, respectively; and Teberg Fund Investor Class and No-Load Class paid $138,013 and $106,763, respectively.

Absolute Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2025

The Distributor acts as the Funds’ principal underwriter in the continuous public offering of each Fund’s Class A, Institutional Class, Investor Class, and No-Load Class shares. During the year ended September 30, 2025, the Distributor received $1,210 in underwriting commissions for the sales of Class A for the Allocator Fund, of which $208 was retained by the principal underwriter. The Distributor received $434 in underwriting commissions for the sales of Class A for the Defender Fund, of which $75 was retained by the principal underwriter.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Services, LLC (“UFS”)

UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”)

Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at September 30, 2025, were as follows:

	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Appreciation/ (Depreciation)
Allocator Fund	$56,994,673	$7,918,151	$(3,771)	$7,914,380
Defender Fund	24,967,233	3,281,660	-	3,281,660
Teberg Fund	34,683,950	38,631,846	(24,609)	38,607,237

6.	DISTRIBUTION TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions paid for the year ended September 30, 2025 was as follows:

For fiscal year ended 9/30/2025	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Absolute Capital Asset Allocator Fund	$238,422	$1,512,501	$-	$1,750,923
Absolute Capital Defender Fund	205,281	725,217	-	930,498
The Teberg Fund	-	837,786	-	837,786

Absolute Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2025

There were no Fund distributions paid for the year or period ended September 30, 2024 for the Funds, or for the period ended March 31, 2024 for the Teberg Fund.

As of September 30, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed Net Investment Income	Undistributed Long-Term Capital Gains	Post October Loss and Late Year Loss	Capital Loss Carry Forwards	Other Book/ Tax Differences	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficit)
Absolute Capital Asset Allocator Fund	-	1,480,293	(207,666)	-	-	7,914,380	9,87,007
Absolute Capital Defender Fund	246,899	277,541	-	-	-	3,281,660	3,806,100
The Teberg Fund	-	99,353	(360,361)	-	-	38,607,237	38,346,229

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and C-Corporation return of capital distributions.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year Losses
Absolute Capital Asset Allocator Fund	$207,666
Absolute Capital Defender Fund	-
The Teberg Fund	360,361

Permanent book and tax differences, primarily attributable to tax adjustments for realized gain (loss) the book/tax basis treatment of adjustments for net operating losses, resulted in reclassifications for the Funds for the fiscal year ended September 30, 2025, as follows:

	Paid In Capital	Accumulated Earnings
Absolute Capital Asset Allocator Fund	$(44,448)	$44,448
Absolute Capital Defender Fund	-	-
The Teberg Fund	(199,122)	199,122

Absolute Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2025

7.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund pursuant to Section 2(a)(9) of the 1940 Act. As of September 30, 2025, beneficial ownership in excess of 25% was as follows:

Portfolio	Beneficial Owner	% of Outstanding Shares
Allocator Fund	National Financial Services LLC	56%
Defender Fund	National Financial Services LLC	49%
Teberg Fund	Constellation Trust	30%
	National Financial Services LLC	27%

8.	NEW ACCOUNTING PRONOUNCEMENTS

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund management is evaluating the impacts of these changes on the Funds’ financial statements.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Absolute Capital Asset Allocator Fund, Absolute Capital Defender Fund and The Teberg Fund and Board of Trustees of Northern Lights Fund Trust III

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Absolute Capital Asset Allocator Fund, Absolute Capital Defender Fund and The Teberg Fund (the “Funds”) each a series of Northern Lights Fund Trust III, as of September 30, 2025, the related statements of operations and changes in net assets, the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2025, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below, in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Absolute Capital Asset Allocator Fund and Absolute Capital Defender Fund	For the year ended September 30, 2025	For the years ended September 30, 2025 and 2024	For the years ended September 30, 2025, 2024, 2023, 2022 and 2021
The Teberg Fund	For the year ended September 30, 2025	For the year ended September 30, 2025, the period ended September 30, 2024 and the year ended March 31, 2024.	For the year ended September 30, 2025, the period ended September 30, 2024 and for the years ended March 31, 2024 and 2023

The Teberg Fund’s financial highlights for the year ended March 31, 2022, and prior, were audited by other auditors whose report dated May 26, 2022, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditors of one or more investment companies advised by Absolute Capital Management, LLC since 2015.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

November 26, 2025

Absolute Funds

ADDITIONAL INFORMATION (Unaudited)

September 30, 2025

Changes in and Disagreements with Accountants

Not applicable

Proxy Disclosures

Not applicable

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement (Unaudited)

Renewal of Advisory Agreements -- Absolute Asset Allocator Fund and Absolute Capital Defender Fund*

In connection with a meeting held on August 26-27, 2025, the Board, comprised entirely Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of the investment advisory agreement (the “Advisory Agreements”) between Absolute Capital Management, LLC (the “Adviser”) and Absolute Capital Asset Allocator Fund (“Asset Allocator”) and Absolute Capital Defender Fund (“Capital Defender” and, collectively, “Absolute Funds”). In considering the renewal of the Advisory Agreements, the Board received materials specifically relating to the Absolute Funds and the Advisory Agreements.

The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Advisory Agreements and the weight to be given to each such factor. The Board’s conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Advisory Agreements.

Nature, Extent & Quality of Services. The Board acknowledged that the Adviser was founded in 2002, managed $435 million in assets, and provided high-quality investment advisory services to its clients. The Board reviewed the background of the Adviser’s key investment personnel, taking into account their education and experience in the financial industry. The Board commented that the Adviser performed quantitative and qualitative research of market trends and price movements of various market segments to identify equity and fixed income investments for Absolute Funds. The Boad observed that Absolute Funds invested in highly liquid assets to reduce individual security and concentration risks and add diversification to each Fund. The Board observed that the Adviser reviewed each Fund’s transactions pre- and post-trade for compliance with investment limitations. The Board remarked that the Adviser selected broker-dealers based on best execution. The Board concluded that the Adviser continued to provide consistent risk management and compliance services through various market environments and allocated adequate resources to actively manage Absolute Funds. The Board noted that the Adviser currently does not use artificial intelligence and concluded that it could expect the Adviser to continue providing quality service to each Absolute Fund and its shareholders.

Performance.

Asset Allocator — The Board observed that Asset Allocator was a 3-star Morningstar rated fund that underperformed its peer group, Morningstar category and benchmark over the 1- year period. The Board observed that Asset Allocator outperformed its Morningstar category and benchmark over the 3-year and 5 -year periods and underperformed its peer group over the same periods. The Board noted that Asset Allocator outperformed the benchmark since inception. The Board acknowledged that the Adviser ascribed Asset Allocator’s underperformance to taking on less exposure during periods of market volatility. The Board concluded that the Adviser had managed the strategy as designed and provided reasonable returns for Asset Allocator’s shareholders.

Capital Defender — The Board observed that Capital Defender had earned a 3-star Morningstar rating and outperformed its peer group, Morningstar category and benchmark over the 1-year and 3-year periods. The Board considered that over the 5-year and since inception periods, Capital Defender outperformed the benchmark and

Absolute Funds

ADDITIONAL INFORMATION (Unaudited) (Continued)

September 30, 2025

underperformed its peer group and Morningstar category. The Board acknowledged that Capital Defender attributed outperformance to its selection of positions and sectors during increased market volatility, specifically a decrease in technology exposure. The Board concluded that the Adviser was managing the strategy consistent with Capital Defender’s mandate.

Fees and Expenses.

Asset Allocator — The Board noted that the advisory fee for Asset Allocator was slightly lower than the average of its peer group, on par with the median of its peer group and higher than the median and average of the Morningstar category. The Board observed that the net expense ratio of Asset Allocator was higher than the medians and averages of its peer group and Morningstar category. The Board commented that Asset Allocator’s advisory fee was below the fee the Adviser charged for its separately managed accounts. The Board considered the impact of the Fund’s expense limitation agreement on the Fund’s expenses and noted that the Adviser intended to renew the agreement. Given these considerations, the Board concluded that the Adviser’s advisory fee for Asset Allocator was not unreasonable.

Capital Defender — The Board observed that Capital Defender’s advisory fee was slightly lower than the average of its peer group, on par with the median of its peer group, and higher than the average and median of the Morningstar category. The Board noted that the net expense ratio of Capital Defender was higher than the averages and medians of its peer group and Morningstar category. The Board considered that an expense limitation agreement was in place and that the Adviser intended to renew it. Given these considerations, the Board concluded that the Adviser’s advisory fee for Capital Defender was not unreasonable.

Economies of Scale. The Board discussed each Absolute Fund’s size and its prospects for growth, concluding that none of Asset Allocator or Capital Defender had achieved meaningful economies of scale that would justify the implementation of breakpoints. The Board noted the Adviser’s willingness to consider breakpoints as each Absolute Fund’s assets grew. The Board agreed to monitor and address the issue at the appropriate time.

Profitability. The Board reviewed the Adviser’s profitability analysis in connection with the advisory services for each Fund and noted that the Adviser earned a profit from Asset Allocator and no profit from Capital Defender. The Board considered the Adviser’s remarks that its profits before distribution expenses were reasonable given the business, operational, regulatory, and reputational risks in managing mutual funds. The Board concluded that the Adviser’s profits from Asset Allocator was not excessive.

Conclusion. Having requested and reviewed such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreements, and as assisted by the advice of independent counsel, the Board concluded that renewal of the Advisory Agreements was in the best interests of each Absolute Fund and its respective shareholders.

*	Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of Absolute Funds.

Renewal of Advisory Agreement and Sub-Advisory Agreement – The Teberg Fund*

In connection with a meeting held on August 26-27, 2025, the Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of the investment advisory agreement (the “Advisory Agreement”) between Absolute Capital Management, LLC (the “Adviser”) and the Trust, and the renewal of the sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Agreements”) between First Associated Investment Advisors, Inc. (the “Sub-Adviser”) and the Adviser, with respect to The Teberg Fund (“Teberg”). In considering the renewal of the Agreements, the Board received materials specifically relating to Teberg and the Agreements.

Absolute Funds

ADDITIONAL INFORMATION (Unaudited) (Continued)

September 30, 2025

The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Agreements and the weight to be given to each such factor. The Board’s conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Agreements.

Advisory Agreement

Nature, Extent & Quality of Services. The Board acknowledged that the Adviser was founded in 2002, managed $435 million in assets, and provided high-quality investment advisory services to its clients. The Board reviewed the background of the Adviser’s key investment personnel, taking into account their education and experience in the financial industry. The Board commented that the Adviser performed quantitative and qualitative research of market trends and price movements of various market segments to identify equity and fixed income investments for The Board recognized that the Adviser performed the daily operational and administrative functions for Teberg. The Board observed that the Adviser reviewed Teberg’s transactions pre- and post-trade for compliance with investment limitations. The Board remarked that the Adviser selected broker-dealers based on best execution. The Board concluded that the Adviser continued to provide consistent risk management and compliance services through various market environments and allocated adequate resources to actively manage Teberg. The Board noted that the Adviser currently does not use artificial intelligence and concluded that it could expect the Adviser to continue providing quality service to Teberg and its shareholders.

Performance.

The Board recognized that Teberg was a 5-star Morningstar rated fund but had underperformed its peer group, Morningstar and benchmark over the 1-year period. The Board considered that the Adviser attributed Teberg’s underperformance due to market volatility. The Board concluded that the Adviser was managing Teberg in a manner consistent with its strategy.

Fees and Expenses. The Board observed that the advisory fee for Teberg was higher than the medians and averages of its peer group and Morningstar category. The Board remarked that the net expense ratio of Teberg was higher than the medians and averages of its peer group and Morningstar category but lower than the Morningstar category high. Given these considerations, the Board concluded that the Adviser’s advisory fee for Teberg was not unreasonable.

Economies of Scale. The Board discussed Teberg’s size and its prospects for growth, concluding that Teberg had not achieved meaningful economies of scale that would justify the implementation of breakpoints. The Board noted the Adviser’s willingness to consider breakpoints as Teberg’s assets grew. The Board agreed to monitor and address the issue at the appropriate time.

Profitability. The Board reviewed the Adviser’s profitability analysis in connection with its management of Teberg and acknowledged that the Adviser earned a modest profit. The Board concluded that the Adviser’s profitability was not excessive.

Conclusion. Having requested and reviewed such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board concluded that renewal of the Advisory Agreement was in the best interests of Teberg and its respective shareholders.

Sub-Advisory Agreement

Nature, Extent and Quality of Service. The Board observed that the Sub-Adviser was established in 1988 and managed approximately $57 million in assets. The Board reviewed the background information of the key investment

Absolute Funds

ADDITIONAL INFORMATION (Unaudited) (Continued)

September 30, 2025

personnel responsible for Teberg and noted the portfolio manager’s experience in the financial industry. The Board noted that the Sub-Adviser evaluated economic and market indicators and buy/sell signals provided by multiple research analytical services to assist in investment decision making and applied its own research of historical market patterns and theories to identify the optimal time to invest in certain instruments. The Board discussed that the Sub-Adviser approached risk management by monitoring and tracking the performance of each underlying investment in Teberg and analyzing technical indicators to assess the market outlook. The Board acknowledged that the Sub-Adviser only utilized artificial intelligence for research and not for investment management. The Board noted that the Sub-Adviser reported no material compliance, litigation, or cybersecurity concerns in the past year. The Board concluded that it could expect the Sub-Adviser to continue to provide satisfactory services to Teberg and its shareholders.

Performance. The Board observed that Teberg underperformed the benchmark, the peer group and Morningstar category over the 1-year period but had outperformed the peer group and Morningstar category over the 3-year, 5-year and since inception periods.

Fees and Expenses. The Board noted that the Sub-Adviser received 20% of the net advisory fee and no other fees from Teberg. The Board noted that the Sub-Adviser did not manage other accounts. The Board reviewed the allocation of fees between the Adviser and the Sub-Adviser relative to their respective duties and other factors and agreed the allocation for Teberg was appropriate. The Board determined that the sub-advisory fee was not unreasonable.

Economies of Scale. The Board evaluated whether the Sub-Adviser had achieved economies of scale with respect to its services to Teberg but agreed that economies of scale was primarily an adviser-level issue which should consider the overall Advisory Agreement and the impact of the sub-advisory expense.

Profitability. The Board discussed the Sub-Adviser’s profitability from sub-advising Teberg. The Board noted the Sub-Adviser earned a reasonable profit from Teberg. The Board agreed that the Sub-Adviser’s profitability from Teberg was not excessive.

Conclusion. Having requested and reviewed such information from the Sub-Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of independent counsel, the Board concluded that renewal of the Sub-Advisory Agreement was in the best interests of Teberg and its shareholders.

*	Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of Teberg.

INVESTMENT ADVISOR

Absolute Capital Management, LLC

101 Pennsylvania Blvd.

Pittsburgh, PA 15228

ADMINISTRATOR

Ultimus Fund Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1)	Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2)	Not applicable

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Northern Lights Fund Trust III

By (Signature and Title)	/s/ Brian Curley
Brian Curley, President/Principal Executive Officer

Date	1/12/26

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Brian Curley
Brian Curley, President/Principal Executive Officer

Date	1/12/26

By (Signature and Title)	/s/ Rich Gleason
Rich Gleason, Treasurer/Principal Financial Officer

Date	1/12/26